Form N-1A Cover	Mar. 31, 2024
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Dreyfus Institutional Preferred Money Market Funds
Entity Central Index Key	0001038520
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2024
Prospectus Date	Aug. 01, 2024